Schedule I - Condensed Financial Information of Parent (Dividends from Subsidiaries and Affiliates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from Divestiture of Businesses and Interests in Affiliates	$ 1	$ 95	$ 169
SEC Schedule, 12-04, Cash Dividends Paid to Registrant, Consolidated Subsidiaries	832	894	1,000
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from Divestiture of Businesses and Interests in Affiliates	$ 157	$ 65	$ 302